Shareholder Report, Average Annual Return (Details) IBLK_MML International Equity Fund_Service Class I_TSR Annual {Service Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Service Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class I - without sales charge
Average Annual Return, Percent	25.20%	7.07%	6.97%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%